Deposits Deposits - Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
U.S.
Due in 2015	$ 61,439
Due in 2016	4,119
Due in 2017	1,532
Due in 2018	775
Due in 2019	830
Thereafter	1,734
Total time deposits	70,429
Non-U.S.
Due in 2015	14,165
Due in 2016	176
Due in 2017	38
Due in 2018	0
Due in 2019	35
Thereafter	0
Total time deposits	14,414
Total
Due in 2015	75,604
Due in 2016	4,295
Due in 2017	1,570
Due in 2018	775
Due in 2019	865
Thereafter	1,734
Time Deposits	$ 84,843